ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Analysis of allowances for accounts receivable is as follows:
Beginning of the year	$ 7,160,782	$ 1,592,467	$ 1,202,940
Allowances (Reversal) during the year	(3,823,744)	5,482,019	359,733
Foreign exchange effect	(147,928)	86,296	29,794
Closing balance	3,189,110	7,160,782	1,592,467
Allowances reversed during the period	$ 4,171,528